DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 234	$ 7
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets - Accrued expenses and other liabilities	20	239
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income	214	232
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	0	18
Foreign exchange forward contracts and other derivatives - Accrued expenses and other liabilities	$ 0	$ 31